INVESTMENT (Details) (Lulian, USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Lulian
INVESTMENT
Percentage of ownership interest acquired through RDA Shanghai	10.00%
Consideration amount	$ 48